Organization and Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2024	Jan. 02, 2024	Dec. 31, 2023	Jan. 02, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable		$ 80,160	$ 80,160	$ 14,167